Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
General and administrative	$ 80,269	$ 107,451	$ 57,191
Total operating expenses	383,553	595,153	305,930
Operating profit/(loss)	161,322	(41,749)	305,508
Income/(Loss) before income tax expense	244,682	(18,666)	322,805
Net income/(loss)	212,784	(3,381)	268,642
Other comprehensive income/(loss)	(74,922)	(2,931)	33,600
Comprehensive income/(loss) attributable to Changyou.com Limited	137,881	(6,312)	302,242
Changyou.com Limited [Member]
Operating expenses:
General and administrative	21,784	5,329	3,552
Total operating expenses	21,784	5,329	3,552
Operating profit/(loss)	(21,784)	(5,329)	(3,552)
Share of profit of subsidiaries and variable interest entities	241,741	7,390	283,436
Interest expense, net	(7,173)	(5,442)	(11,242)
Income/(Loss) before income tax expense	212,784	(3,381)	268,642
Net income/(loss)	212,784	(3,381)	268,642
Other comprehensive income/(loss)	(74,903)	(2,931)	33,600
Comprehensive income/(loss) attributable to Changyou.com Limited	$ 137,881	$ (6,312)	$ 302,242